UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI		July 28, 2009
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 51

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1378   674796 SH       SOLE                   674796
ACKERMANS                      FE               BE0003764     1447    21879 SH       SOLE                    21879
ANSALDO STS SPA                FE               IT0003977     1878   102000 SH       SOLE                   102000
ARYZTA AG                      FE               CH0043238     1346    42076 SH       SOLE                    42076
BARRY CALLEBAUTN               FE               CH0009002     1364     2502 SH       SOLE                     2502
BILFINGER BERGER AG            FE               DE0005909     1297    28000 SH       SOLE                    28000
BOURBON                        FE               FR0004548      471    12000 SH       SOLE                    12000
C&C GROUP ORD                  FE               IE00B010D     1919   570000 SH       SOLE                   570000
CHARTER PLC                    FE               GB0001882     1099   154000 SH       SOLE                   154000
ELEXIS                         FE               DE0005085      425    36704 SH       SOLE                    36704
GERRY WEBER INTERNATIONAL      FE               DE0003304      611    24000 SH       SOLE                    24000
GRAFTON GRP PLC                FE               1E00B00MZ      313    85000 SH       SOLE                    85000
GRIFOLS                        FE               ES0171996     1272    72000 SH       SOLE                    72000
HELLENIC EXCHANGES             FE               GRS395363     1207   107427 SH       SOLE                   107427
HERA SPA                       FE               IT0001250     1118   459685 SH       SOLE                   459685
IFG GROUP PLC                  FE               IE0002325      440   417444 SH       SOLE                   417444
IMMOBILIARE GRANDE DISTRIBUZ   FE               IT0003745      846   485000 SH       SOLE                   485000
INDRA SISTEMAS -A-             FE               ES0118594     1176    54346 SH       SOLE                    54346
INVISTA REAL ESTATE            FE               GB00B1CKT      351   480967 SH       SOLE                   480967
IPSOS                          FE               FR0000073     1218    48476 SH       SOLE                    48476
KARDEX                         FE               CH0018263      589    20000 SH       SOLE                    20000
KELLER GROUP                   FE               GB0004866      493    54000 SH       SOLE                    54000
LAMPRELL                       FE               GB00B1CL5      764   406444 SH       SOLE                   406444
MOTA-ENGIL                     FE               PTMEN0AE0     1080   238249 SH       SOLE                   238249
NKT HOLDING                    FE               DK0010287     1344    39897 SH       SOLE                    39897
PROSAFE PRODUCTION             FE               CY0100610      555   295000 SH       SOLE                   295000
PROSEGUR                       FE               ES0175438      360    11192 SH       SOLE                    11192
RAMIRENT OYJ                   FE               FI0009007     1020   166402 SH       SOLE                   166402
RATIONAL AG                    FE               DE0007010     1211    10500 SH       SOLE                    10500
SHANKS GROUP                   FE               GB0007995     1018   901786 SH       SOLE                   901786
SONAE SGPS                     FE               PTSON0AE0      714   755126 SH       SOLE                   755126
SONOVA                         FE               CH0012549      731     9000 SH       SOLE                     9000
SORIN SPA                      FE               IT0003544      435   350000 SH       SOLE                   350000
SPECTRIS                       FE               GB0003308      603    66287 SH       SOLE                    66287
SPICE                          FE               GB00B01YR     1249  1031455 SH       SOLE                  1031455
SWISS NATIONAL INSURANCE       FE               CH0010811     1377    61600 SH       SOLE                    61600
TANDBERG                       FE               NO0005620     1733   103000 SH       SOLE                   103000
TELEPERFORMANCE                FE               FR0000051     1598    52542 SH       SOLE                    52542
TEN CATE                       FE               NL0000375     1293    53530 SH       SOLE                    53530
TREVI FIN IND                  FE               IT0001351     1392   119705 SH       SOLE                   119705
TRYGVESTA                      FE               DK0060013     1386    23506 SH       SOLE                    23506
TUBACEX                        FE               ES0132945      668   191000 SH       SOLE                   191000
TULLETT PREBON                 FE               GB00B1H0D      990   202983 SH       SOLE                   202983
TULLOW OIL                     FE               GB0001500     1392    90102 SH       SOLE                    90102
VENTURE PRODUCTION             FE               GB0031423      803    60000 SH       SOLE                    60000
VT GROUP                       FE               GB0031729     1363   183000 SH       SOLE                   183000
WARTSILA OYJ-B SHARES          FE               FI0009003     1148    35669 SH       SOLE                    35669
WEIR GROUP                     FE               GB0009465     1162   152600 SH       SOLE                   152600
WELLSTREAM HOLDINGS PLC        FE               GB00B1VWM      389    46000 SH       SOLE                    46000
WINCOR NIXDORF                 FE               DE000A0CA     1216    21728 SH       SOLE                    21728
ZUMTOBEL                       FE               AT0000837      613    59914 SH       SOLE                    59914

Form 13F Information Table Value Total: 51,837 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE